Fair Value Measurements - Additional Information (Details) - GigCapital4, Inc - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Interest receivable on cash and marketable securities held in the Trust Account	$ 2,950
Financial assets at fair value on recurring basis		$ 0
Financial liabilities at fair value on recurring basis		$ 0